REVENUE AND COST OF SALES	3 Months Ended
Mar. 31, 2025
REVENUE AND COST OF SALES
REVENUE AND COST OF SALES

13.    REVENUE AND COST OF SALES

The Company’s revenues for the three months ended March 31, 2025 and 2024, are all attributable to Mexico, from shipments of concentrate from the Avino Mine.

	March 31, 2025	March 31, 2024
Concentrate sales	$15,761	$12,674
Provisional pricing adjustments	3,075	(281)
	$18,836	$12,393

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the periods. Direct costs include the costs of extracting co-products.

Cost of sales is based on the weighted average cost of inventory sold for the periods and consists of the following for the three months ended March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Production costs	$7,440	$9,233
Depreciation and depletion	834	821
	$8,274	$10,054